Mortgage Servicing Rights, at Fair Value - Rollforward Activity (Details) - USD ($) $ in Thousands	3 Months Ended	9 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2022	Dec. 31, 2020
Capitalized servicing rights
Servicing Asset at Fair Value, Amount [Roll Forward]
Beginning balance	$ 22,269,362	$ 26,675,358	$ 39,299,416	$ 288,057
Originations	6,312,227	17,491,713	10,098,259	21,241,997
Purchases	866,806	234,007	0	1,966,657
Sales	(1,090,267)	(320,027)	(38,233,148)	(527)
Payoffs MSR	(1,488,977)	(3,935,261)	(1,671,774)	(991,716)
Other	(193,793)	(846,374)	(890,415)	(235,106)
Changes in fair value due to:
Changes in fair value due to portfolio runoff and other	(193,793)	(846,374)	(890,415)	(235,106)
Ending UPB	26,675,358	39,299,416	8,602,338	22,269,362
MSR
Servicing Asset at Fair Value, Amount [Roll Forward]
Beginning balance	180,684	267,364	427,942	2,600
Originations	65,964	161,364	122,362	159,434
Purchases	9,014	16,915	0	14,088
Sales	(8,647)	(2,501)	(478,197)	0
Other	(14,760)	(42,150)	(28,320)	(10,255)
Changes in fair value due to:
Changes in market inputs or assumptions used in valuation model	35,109	26,950	51,309	14,817
Changes in fair value due to portfolio runoff and other	(14,760)	(42,150)	(28,320)	(10,255)
Ending UPB	$ 267,364	$ 427,942	$ 95,096	$ 180,684